Environmental Rehabilitation Provision - Disclosure of Environmental Rehabilitation Provision (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2021	Dec. 31, 2020
Disclosure Of Environmental Rehabilitation Provision [Abstract]
Environmental Rehabilitation Provision - beginning of period	$ 51,750	$ 52,525
Change in estimate	330	(2,315)
Liabilities discharged	(645)	(543)
Accretion expense	1,934	2,083
Environmental Rehabilitation Provision - end of period	53,369	51,750
Less current portion	(1,050)	(893)
Non-current portion	$ 52,319	$ 50,857